Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 198,146	$ 79,866
Management fees receivable	14,524	13,896
Incentive fees receivable	69,424	20,771
Due from related parties	11,326	10,226
Investments	166,273	159,358
Premises and equipment, net	7,870	8,871
Intangible assets, net	8,588	16,092
Goodwill	28,959	28,959
Deferred tax assets, net	73,766	126
Other assets	53,015	34,991
Total assets	631,891	373,156
Liabilities and Equity (Deficit)
Accrued compensation and benefits	74,681	63,668
Employee related obligations	25,274	22,614
Debt	335,155	448,500
Payable to related parties pursuant to the tax receivable agreement	60,131	0
Accrued expenses and other liabilities	60,926	52,204
Total liabilities	556,167	586,986
Commitments and contingencies (Note 16)
Redeemable noncontrolling interest	115,121
Partners’ deficit		(308,373)
Preferred stock, $0.0001 par value, 100,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2020	0
Additional paid-in capital	2,298
Accumulated other comprehensive loss	(2,233)	(6,854)
Retained earnings	(20,098)
Member’s deficit - GCM, L.L.C.		(66)
Total GCM Grosvenor Inc. deficit / partners’ and member’s deficit	(20,015)
Total GCM Grosvenor Inc. deficit / partners’ and member’s deficit		(315,293)
Noncontrolling interests in subsidiaries	94,013
Noncontrolling interests in subsidiaries		101,463
Noncontrolling interests in GCMH	(113,395)
Total deficit	(39,397)
Total deficit		(213,830)
Total liabilities and equity (deficit)	631,891	$ 373,156
Common Class A
Liabilities and Equity (Deficit)
Common stock	4
Common Class B
Liabilities and Equity (Deficit)
Common stock	0
Common Class C
Liabilities and Equity (Deficit)
Common stock	$ 14